Segment information, Information about Company's Reportable Segments (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment information [Abstract]
Number of reportable segments | Segment		2
Segment Information [Abstract]
Time charter revenues		$ 24,768	$ 18,957	$ 19,085
Voyage charter revenues		934	0	0
Total vessel revenues		25,702	18,957	19,085
Voyage expenses		3,710	1,940	3,680
Vessel operating expenses		12,486	10,421	6,880
Management fees		1,343	1,236	878
Impairment loss		6,122	0	0
Loss on sale of vessel		7	0	0
General and administrative expenses		6,212	5,281	3,083
Depreciation and amortization of deferred charges		7,198	7,670	4,896
Other operating (income)/loss		(81)	131	(6)
Support agreement costs		(6,750)	0	0
Operating loss		$ (18,045)	(7,722)	(326)
Dry Bulk Segment [Member]
Segment information [Abstract]
Number of reportable segments | Segment		1
Segment Information [Abstract]
Impairment loss		$ 2,394
Tanker Segment [Member]
Segment information [Abstract]
Number of reportable segments | Segment		1
Segment Information [Abstract]
Impairment loss		$ 3,728
Operating Segments [Member]
Segment Information [Abstract]
Time charter revenues		24,768
Voyage charter revenues		934
Total vessel revenues		25,702
Voyage expenses		3,710
Vessel operating expenses		12,486
Management fees		1,223
Impairment loss		6,122
Loss on sale of vessel		7
General and administrative expenses		9
Depreciation and amortization of deferred charges		7,198
Other operating (income)/loss		(81)
Operating loss		(4,972)
Operating Segments [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Time charter revenues		24,768	18,957	19,085
Voyage charter revenues		0	0	0
Total vessel revenues		24,768	18,957	19,085
Voyage expenses		3,104	1,940	3,680
Vessel operating expenses		10,961	10,421	6,880
Management fees		1,139	1,116	758
Impairment loss		2,394	0	0
Loss on sale of vessel		7	0	0
General and administrative expenses		8	7	5
Depreciation and amortization of deferred charges		6,368	7,670	4,896
Other operating (income)/loss		(81)	125	0
Operating loss		868	(2,322)	2,866
Operating Segments [Member] | Tanker Segment [Member]
Segment Information [Abstract]
Time charter revenues		0
Voyage charter revenues		934
Total vessel revenues		934
Voyage expenses		606
Vessel operating expenses		1,525
Management fees		84
Impairment loss		3,728
Loss on sale of vessel		0
General and administrative expenses		1
Depreciation and amortization of deferred charges		830
Other operating (income)/loss		0
Operating loss		(5,840)
Unallocated [Member]
Segment Information [Abstract]
Management fees	[1]	120
General and administrative expenses	[1]	6,203
Other operating (income)/loss	[1]	0
Support agreement costs	[1]	$ 6,750
Unallocated [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Management fees	[1]		120	(120)
General and administrative expenses	[1]		5,274	(3,078)
Other operating (income)/loss	[1]		6	6
Support agreement costs	[1]		$ 0	$ 0

[1]	Refers to general and administrative expenses, support agreement costs, management fees and other operating loss of the parent company, OceanPal Inc.